Business Combinations, Acquisitions and Non-controlling Interest - Summary of Consolidated Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Disclosure of detailed information about business combination [line items]
Operating costs and expenses	$ 673,630,645	$ 34,697	$ 663,131,202	[1]	$ 666,586,280	[1]
Operating income	170,870,752	8,802	167,556,250	[1]	148,812,807	[1]
Net income	81,506,395	4,198	196,326,114	[1]	51,026,957	[1]
Total comprehensive income	42,571,962	2,192	204,185,563	[1]	104,489,719	[1]
Net income attributable to:
Equity holders of the parent	76,159,391		192,423,167		46,852,605
Non-controlling interest	5,347,004	275	3,902,947	[1]	4,174,352	[1]
Net income	81,506,395	4,198	196,326,114	[1]	51,026,957	[1]
Comprehensive income attributable to:
Non-controlling interest	1,612,938	83	1,767,061	[1]	18,339,601	[1]
Total comprehensive income (loss) for the year	42,571,962	$ 2,192	204,185,563	[1]	104,489,719	[1]
Subsidiaries with material non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Operating revenues	105,956,057		113,838,487		111,472,191
Operating costs and expenses	89,800,536		98,346,896		98,312,325
Operating income	16,155,521		15,491,591		13,159,866
Net income	11,795,662		9,104,962		7,787,388
Total comprehensive income	6,127,362		7,790,499		12,103,406
Net income attributable to:
Equity holders of the parent	6,000,942		4,629,816		3,986,412
Non-controlling interest	5,794,720		4,475,146		3,800,976
Net income	11,795,662		9,104,962		7,787,388
Comprehensive income attributable to:
Equity holders of the parent	3,124,955		3,973,154		6,172,737
Non-controlling interest	3,002,407		3,817,345		5,930,669
Total comprehensive income (loss) for the year	$ 6,127,362		$ 7,790,499		$ 12,103,406

[1]	Restated for discontinued operations